January 8, 2010

Dreyfus Investment Funds -Dreyfus/The Boston Company Emerging Markets Core Equity Fund Supplement to Prospectus dated March 31, 2009

     The following information supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Management-Investment adviser”:

     Sean P. Fitzgibbon, CFA, and Jay Malikowski serve as the fund’s co-primary portfolio managers, positions they have held since January 2010. Mr. Fitzgibbon has been employed by Dreyfus since October 2004. He also is a senior managing director, portfolio manager, research analyst and head of the global core equity team at The Boston Company Asset Management, LLC (TBCAM), a Dreyfus affiliate, where he has been employed (or with an affiliate) since 1991. Mr. Malikowski has been employed by Dreyfus since January 2010. He also is a vice president, portfolio manager, research analyst and member of the global core equity team at TBCAM, where he has been employed since August 2007. Prior thereto, Mr. Malikowski was a graduate student, receiving an MBA degree in 2007, and, from 2000 through August 2005 was a manager at Deloitte Consulting.

January 8, 2010

Dreyfus Investment Funds
-Dreyfus/The Boston Company Emerging Markets Core Equity Fund
-Dreyfus/The Boston Company Large Cap Core Fund

Supplement to Statement of Additional Information (the “SAI”)
dated March 31, 2009

     The following information supersedes and replaces any contrary information contained in the section of the Funds’ SAI entitled “Management Arrangements-Portfolio Management”:

     Sean P. Fitzgibbon, CFA, and Jay Malikowski serve as the co-primary portfolio managers of Dreyfus/The Boston Company Emerging Markets Core Equity Fund.

     Robert J. Eastman, CFA, and James A. Lydotes are additional portfolio managers of Dreyfus/The Boston Company Large Cap Core Fund.

January 8, 2010

Dreyfus Investment Funds -Dreyfus/The Boston Company International Core Equity Fund Supplement to Prospectus dated February 1, 2009 As revised, April 15, 2009

     The following information supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Management-Investment adviser”:

     Sean P. Fitzgibbon, CFA, and Mark A. Bogar, CFA, serve as the fund’s co-primary portfolio managers, positions they have held since January 2010. Mr. Fitzgibbon has been employed by Dreyfus since October 2004. He also is a senior managing director, portfolio manager, research analyst and head of the global core equity team at The Boston Company Asset Management, LLC (TBCAM), a Dreyfus affiliate, where he has been employed (or with an affiliate) since 1991. Mr. Bogar has been employed by Dreyfus since November 2008. He also is a director, portfolio manager, research analyst and member of the global core equity team at TBCAM, where he has been employed since August 2007. Prior to that, Mr. Bogar was at Putnam Investments in various capacities from 1998 to 2007.

January 8, 2010

Dreyfus Investment Funds -Dreyfus/The Boston Company International Core Equity Fund Supplement to Statement of Additional Information (the “SAI”) dated February 1, 2009

     The following information supersedes and replaces any contrary information contained in the section of the Fund’s SAI entitled “Management Arrangements-Portfolio Management”:

     Sean P. Fitzgibbon, CFA, and Mark A. Bogar, CFA, serve as the Fund’s co-primary portfolio managers. Justin R. Sumner, CFA, is an additional portfolio manager of the Fund.